Revenue	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Revenue from Contract with Customer [Abstract]
Revenue
3. Revenue
The Company generates revenue through its design and installation of modular inventory management systems (the “Systems”) to automate customers’ depalletizing, storage, selection, and palletization warehousing processes. The Systems have both a hardware component and an embedded software component that enables the system to be programmed to operate within specific customer environments. The Company enters into contracts with customers that can include various combinations of services to design and install the Systems. These services are generally distinct and accounted for as separate performance obligations. As a result, each customer contract may contain multiple performance obligations. The Company determines whether performance obligations are distinct based on whether the customer can benefit from the product or service on its own or together with other resources that are readily available and whether the Company’s commitment to provide the services to the customer is separately identifiable from other obligations in the contract.
The Company recognizes revenue upon transfer of control of promised goods or services in a contract with a customer, generally as title and risk of loss pass to the customer, in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Revenue is recognized only to the extent that it is probable that a significant reversal of revenue will not occur and when collection is considered probable. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined its contracts do not include a significant financing component. Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from revenue. Shipping and handling costs billed to customers are included in revenue and the related costs are included in cost of revenue when control transfers to the customer. The Company presents amounts collected from customers for sales and other taxes net of the related amounts remitted.
The design, assembly, and installation of a system includes substantive customer-specified acceptance criteria that allow the customer to accept or reject systems that do not meet the customer’s specifications. When the Company cannot objectively determine that acceptance criteria will be met upon contract inception, revenue relating to systems is deferred and recognized at a point in time upon final acceptance from the customer. If acceptance can be reasonably certain upon contract inception, revenue is recognized over time based on an input method, using a cost-to-cost
measure of progress. During fiscal year 2021, the Company was able to objectively determine that acceptance criteria will be met upon contract inception, and as such, for contracts with customers entered into during fiscal year 2021 and fiscal year 2022, revenue related to systems is accounted for over time as described above. For all other contracts with customers entered into prior to fiscal year 2021, revenue relating to systems is deferred and recognized at a point in time upon final acceptance, which is when the customer has obtained control of the system.
Disaggregation of Revenue
The Company provides disaggregation of revenue based on product and service type on the consolidated statements of operations as it believes these categories best depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
Contract Balances
The following table provides information about accounts receivable and contract liabilities from contracts with customers (in thousands):

	Period Ended
	March 26, 2022	September 25, 2021
Accounts receivable	$28,598	$63,370
Contract liabilities	$469,078	$475,956
The change in the opening and closing balances of the Company’s contract liabilities primarily results from the timing difference between the Company’s performance and the customer’s payment. The Company’s performance obligations are typically satisfied over time as work is performed. Payment from customers can vary, and is often received in advance of satisfaction of the performance obligations, resulting in a contract liability balance. During the six months ended March 26, 2022 and March 27, 2021, the Company recognized $140.6 million and $3.0 million, respectively, of the contract liability balance as revenue upon transfer of the products or services to customers.
Remaining Performance Obligations
Remaining performance obligations represent the aggregate amount of the transaction price allocated to performance obligations not delivered, or partially undelivered, at the end of the reporting period. Remaining performance obligations include deferred revenue plus unbilled amounts not yet recorded in deferred revenue. Remaining performance obligation estimates are subject to change and are affected by several factors, including terminations, changes in scope of contracts, periodic revalidation, adjustments for revenue that have not materialized, and adjustments for currency. For contracts with a duration of greater than one year, the transaction price allocated to performance obligations that are unsatisfied as of March 26, 2022 was $5.2 billion, which is primarily comprised of undelivered or partially undelivered Systems under contract, and which a substantial majority relates to undelivered or partially undelivered Systems in connection with the Master Automation Agreement with Walmart to implement systems in 25 of Walmart’s 42 regional distribution centers. The definition of remaining performance obligations excludes: (i) any variable consideration, and (ii) those contracts that provide the customer with the right to cancel or terminate the contract without incurring a substantial penalty. The Company expects to recognize approximately 12% of its remaining performance obligations as revenue in the next 12 months. Subsequently, approximately 46% of the remaining performance obligations is expected to be recognized as revenue through fiscal year 2025, and the remaining 42% is expected to be recognized as revenue through fiscal year 2028. The Company does not disclose the value of remaining performance obligations for contracts with an original expected duration of one year or less.
Significant Customers
For the three months ended March 26, 2022, there was one customer that individually accounted for 10% or more of total revenue, which represented 92% of the Company’s total revenue. For the three months ended March 27, 2021, there was one customer that individually accounted for 10% or more of total revenue, which represented 77% of the Company’s total revenue. For the six months ended March 26, 2022, there was one customer that individually accounted for 10% or more of total revenue, which represented 90% of the Company’s total revenue. For the six months ended March 27, 2021, there were three customers that individually accounted for

10% or more of total revenue, which in the aggregate represented 89% of the Company’s total revenue. For the six months ended March 27, 2021, the three
customers that accounted for 10% or more of total revenue individually accounted for 65%, 13%, and 11% of the Company’s total revenue. At March 26, 2022, there were two customers that accounted for 98% of the Company’s accounts receivable balance, and four customers that accounted for 100% of the Company’s accounts receivable balance at September 25, 2021. At March 26, 2022, individually these two customers accounted for approximately 65% and 33% of the Company’s accounts receivable balance. At September 25, 2021, individually these four customers accounted for approximately 97%, 1%, 1%, and 1% of the Company’s accounts receivable balance. The concentration in the volume of business transacted with these customers may lead to a material impact on the Company’s results from operations if a total or partial loss of the business relationship were to occur. As of the date of the issuance of these financial statements, the Company is not aware of any specific event or circumstance which would result in a material adverse impact to its results of operations or liquidity and financial condition.

3. Revenue
Disaggregation of Revenue
The Company provides disaggregation of revenue based on product and service type on the consolidated statements of operations as it believes these categories best depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
Contract Balances
The following table provides information about accounts receivable and contract liabilities from contracts with customers (in thousands):

	September 25, 2021	September 26, 2020
Accounts receivable	$63,370	$2,489
Contract liabilities	$475,956	$380,779
The change in the opening and closing balances of the Company’s contract liabilities primarily results from the timing difference between the Company’s performance and the customer’s payment. The Company’s performance obligations are typically satisfied over time as work is performed. Payment from customers can vary, and is often received in advance of satisfaction of the performance obligations, resulting in a contract liability balance. During the years ended September 25, 2021 and September 26, 2020, the Company recognized $120.3 million and $72.6 million, respectively, of the contract liability balance as revenue upon transfer of the products or services to customers.
Remaining Performance Obligations
Remaining performance obligations represent the aggregate amount of the transaction price allocated to performance obligations not delivered, or partially undelivered, at the end of the reporting period. Remaining performance obligations include deferred revenue plus unbilled amounts not yet recorded in deferred revenue. Remaining performance obligation estimates are subject to change and are affected by several factors, including terminations, changes in scope of contracts, periodic revalidation, adjustments for revenue that have not materialized, and adjustments for currency. For contracts with a duration of greater than one year, the transaction price allocated to performance obligations that are unsatisfied as of September 25, 2021 was $5.4 billion, which is primarily comprised of undelivered or partially undelivered Systems under contract, and which a substantial majority relates to undelivered or partially undelivered Systems in connection with the Master Automation Agreement with Walmart to implement systems in 25 of Walmart’s 42 regional distribution centers. The definition of remaining performance obligations excludes: (i) any variable consideration, and (ii) those contracts that provide the customer with the right to cancel or terminate the contract without incurring a substantial penalty. The Company expects to recognize approximately 8% of its remaining performance obligations as revenue in the next 12 months. Subsequently, approximately 53% of the remaining performance obligations is expected to be recognized as revenue through fiscal year 2025, and the remaining 39% is expected to be recognized as revenue through fiscal year 2028. The Company does not disclose the value of remaining performance obligations for contracts with an original expected duration of one year or less.